Supplemental Information on Oil and Natural Gas Operations (Unaudited) - Schedule of Estimated Quantities of Proved Developed and Proved Undeveloped ("PUD") Oil, Natural Gas and NGL Reserves of the Company (Details)
MMcf in Thousands, MBoe in Thousands, MBbls in Thousands
	Dec. 31, 2018 MBoe MBbls MMcf	Dec. 31, 2017 MBoe MBbls MMcf	Dec. 31, 2016 MBoe MBbls MMcf	Dec. 31, 2015 MBoe MBbls MMcf
Reserve Quantities [Line Items]
Total Proved Developed Reserves | MBoe	120,192	79,585	13,057
Total Proved Undeveloped Reserves | MBoe	185,767	151,724	0
Total proved reserves | MBoe	305,959	231,309	13,057	2,484
Oil (mbbl)
Reserve Quantities [Line Items]
Proved Developed Reserves	18,652	12,352	2,900
Proved Undeveloped Reserves	37,031	25,068	0
Proved Reserves	55,683	37,420	2,900	387
Natural Gas (mmcf)
Reserve Quantities [Line Items]
Proved Developed Reserves | MMcf	369,677	259,193	39,831
Proved Undeveloped Reserves | MMcf	541,505	426,676	0
Proved Reserves | MMcf	911,182	685,869	39,831	8,517
NGLs (mbbl)
Reserve Quantities [Line Items]
Proved Developed Reserves	39,927	24,034	3,519
Proved Undeveloped Reserves	58,485	55,544	0
Proved Reserves	98,412	79,578	3,519	678